RELATED PARTY TRANSACTIONS - Additional Information (Details)	Dec. 31, 2022	Feb. 09, 2018
MDJCC Limited
RELATED PARTY TRANSACTIONS
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Mansions Estate Agent Ltd
RELATED PARTY TRANSACTIONS
Percentages of ownership controlled	100.00%